Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Property, Plant and Equipment [Line Items]
Cash					$ 0	$ 0
Capitalization of long-lived assets					$ 500
Dilutive effect of convertible debt	575,758		575,758
Dilutive effects impact of stock options	1,770,068		1,938,044
Dilutive effects impact of warrants	10,285,478		10,700,692
Equity Option [Member]
Property, Plant and Equipment [Line Items]
Dilutive effects impact of warrants					2,808,730	313,760
Warrant [Member]
Property, Plant and Equipment [Line Items]
Dilutive effects impact of warrants				288,730	14,254,813	2,256,070
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Dilutive effect of convertible debt					0	357,905
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Dilutive effects impact of warrants		145,046		164,825
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life					3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life					7 years